Right-of-Use Assets and Lease Liabilities - Schedule of Operating Leases (Details)	Dec. 31, 2025 HKD ($)		Dec. 31, 2025 USD ($)		Dec. 31, 2024 HKD ($)
Schedule of Operating Leases [Line Items]
Operating lease right-of-use assets	$ 19,925,105		$ 2,559,982		$ 6,476,145
Total current operating lease obligation	10,013,131		1,286,489		2,836,343
Total non-current operating lease obligation	10,495,629		1,348,481		3,639,802
Total operating lease obligation	$ 20,508,760		$ 2,634,970		$ 6,476,145
Weighted average discount rate	3.20%	[1]	3.20%	[1]	4.56%	[1]
Weighted average remaining lease term (years)	2 years 2 months 19 days		2 years 2 months 19 days		2 years 5 months 23 days
Office premises [Member]
Schedule of Operating Leases [Line Items]
Operating lease right-of-use assets	$ 18,978,978		$ 2,438,423		$ 5,166,836
Total current operating lease obligation	9,639,602		1,238,498		2,473,161
Total non-current operating lease obligation	9,923,031		1,274,913		2,693,675
Printing machines [Member]
Schedule of Operating Leases [Line Items]
Operating lease right-of-use assets	946,127		121,559		1,309,309
Total current operating lease obligation	373,529		47,991		363,182
Total non-current operating lease obligation	$ 572,598		$ 73,568		$ 946,127

[1]	The Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments as the implicit rate cannot be readily determined.